Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Paid up capital:	Number of ordinary shares	Number of ordinary shares	RM	RM	Convenience Translation USD
At beginning of year	15,700,000	15,700,000	69,284	69,284	15,481
Issuance of share capital (1)	—	1,218,750	—	21,208,687	4,738,842
Issuance of share capital (2)	—	2,813	—	49,301	11,016
Transaction costs of share issue	—	—	—	(18,195,839)	(4,065,655)
Issuance of share capital (3)	—	743,726	—	4,293,824	959,406
At end of year	15,700,000	17,665,289	69,284	7,425,257	1,659,090
(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.